Income Taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Schedule of income taxes
Statutory income tax rate			25.00%
Permanent differences			(1.60%)
Change in valuation allowance			2.20%
Effect of preferential tax treatment			1.50%
Uncertain tax positions			0.10%
Tax rate difference from statutory rate in other jurisdictions			(23.70%)
Effective income tax rate			21.30%
Tax deductible expenses of the research and development expenses (in percent)				175.00%
PRC
Schedule of income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	24.20%	(2.40%)	(1.60%)
Change in valuation allowance	(38.70%)	(23.60%)	2.20%
Effect of preferential tax treatment	(6.70%)	(5.30%)	1.50%
Uncertain tax positions	4.10%	(0.10%)	0.10%
Effect of withholding tax on gain on disposal of available-for-sale debt investments	32.80%		17.80%
Tax rate difference from statutory rate in other jurisdictions	4.80%	(1.80%)	(23.70%)
Effective income tax rate	35.90%	(8.20%)	21.30%